UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     February 14, 2006
     Todd B. Hammer      Boston, Massachusetts     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $382,132 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106    30020   948500 SH       SOLE                   948500
ARTESYN TECHNOLOGIES INC       COM              043127109    33497  3252125 SH       SOLE                  3252125
BEARINGPOINT INC               COM              074002106    25077  3190500 SH       SOLE                  3190500
COUNTRYWIDE FINANCIAL CORP     COM              222372104    13950   408000 SH       SOLE                   408000
IDT CORP                       CL B             448947309    11157   953600 SH       SOLE                   953600
MASTEC INC                     COM              576323109    25442  2430000 SH       SOLE                  2430000
MCDERMOTT INTL INC             COM              580037109    32405   726400 SH       SOLE                   726400
TAL INTL GROUP INC             COM              874083108     8685   420600 SH       SOLE                   420600
TARRAGON CORP                  COM              876287103    22905  1110800 SH       SOLE                  1110800
UNITED RETAIL GROUP INC        COM              911380103    14132  1074698 SH       SOLE                  1074698
WASHINGTON GROUP INTL INC      COM NEW          938862208    15542   293409 SH       SOLE                   293409
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    14040   312200 SH       SOLE                   312200
GENTEK INC                     COM NEW          37245X203     8591   480500 SH       SOLE                   480500
INVESTOOLS INC                 COM              46145P103     8922  1652300 SH       SOLE                  1652300
MFA MTG INVTS INC              COM              55272X102     6029  1057800 SH       SOLE                  1057800
MI DEVS INC                    CL A SUB VTG     55304X104    19140   556400 SH       SOLE                   556400
NOVELIS INC                    COM              67000X106    26085  1248700 SH       SOLE                  1248700
QUADRAMED CORP                 COM              74730W101     2413  1675373 SH       SOLE                  1675373
RELIANT ENERGY INC             COM              75952B105    34560  3348800 SH       SOLE                  3348800
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     4517   733200 SH       SOLE                   733200
THERMA-WAVE INC                COM              88343A108     5158  3606900 SH       SOLE                  3606900
USA MOBILITY INC               COM              90341G103    19865   716638 SH       SOLE                   716638